Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases
Summary of Changes in ROU Assets

Lease liability	March 31, 2023	December 31, 2022
Beginning balance	$8,609	$15,324
Additions, cost	236,201	-
Interest expense	(82,565)	1,378
Lease payments	6,314	(5,499)
Foreign exchange impact	(195)	(2,594)
Ending balance	$168,364	$8,609

Summary of Lease Liability

As at March 31, 2023, the Company’s lease liability is as follows:

Lease liability	March 31, 2023	December 31, 2022
Current portion of operating lease liability	$24,613	$4,057
Long-term portion of operating lease liability	143,751	4,552
	168,364	$8,609

Summary of Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee as of March 31, 2023 are as follows:

Operating lease commitments and lease liability
2023	$30,517
2024	87,584
2025	84,488
2026	86,163
2027	60,921
Total future minimum lease payments	349,673
Discount	(181,309)
Total	$168,364